Credit Risk - Disclosure of Credit Performance (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 223,840	£ 213,525
Loss allowance	1,007	866
Loans to customers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	251,600	248,400
Gross write-offs	156	190
Loss allowance	1,007	866
Loans to customers | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	219,700	210,600
Gross write-offs	156	190
Loss allowance	933	828
Loans to customers | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	31,900	37,800
Gross write-offs	0	0
Loss allowance	74	38
Loans to customers | Stage 1
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 229,600	£ 227,400
Exposure ratio	0.00%	0.00%
Loans to customers | Stage 1 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 198,700	£ 191,200
Exposure ratio	90.40%	90.80%
Loans to customers | Stage 1 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 30,900	£ 36,200
Exposure ratio	0.00%	0.00%
Loans to customers | Stage 2
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 19,400	£ 18,000
Exposure ratio	0.00%	0.00%
Loans to customers | Stage 2 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 18,500	£ 16,500
Exposure ratio	8.40%	8.00%
Loans to customers | Stage 2 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 900	£ 1,500
Exposure ratio	0.00%	0.00%
Loans to customers | Stage 3
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 2,600	£ 3,000
Exposure ratio	0.00%	0.00%
Loans to customers | Stage 3 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 2,500	£ 2,900
Exposure ratio	1.24%	1.43%
Loans to customers | Stage 3 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 100	£ 100
Exposure ratio	0.00%	0.00%
Retail Banking | Loans to customers | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 194,600	£ 185,600
Gross write-offs	113	107
Loss allowance	504	368
Retail Banking | Loans to customers | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	21,800	29,400
Gross write-offs	0	0
Loss allowance	42	21
Retail Banking | Loans to customers | Stage 1 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 178,000	£ 171,800
Exposure ratio	91.50%	92.60%
Retail Banking | Loans to customers | Stage 1 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 21,200	£ 29,200
Exposure ratio	0.00%	0.00%
Retail Banking | Loans to customers | Stage 2 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 14,600	£ 11,700
Exposure ratio	7.40%	6.20%
Retail Banking | Loans to customers | Stage 2 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 500	£ 200
Exposure ratio	0.00%	0.00%
Retail Banking | Loans to customers | Stage 3 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 2,000	£ 2,100
Exposure ratio	1.08%	1.15%
Retail Banking | Loans to customers | Stage 3 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 100	£ 0
Exposure ratio	0.00%	0.00%
Mortgages
Disclosure of credit risk exposure [line items]
Loss allowance	£ 253	£ 191
Mortgages | Loans to customers | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	187,100	177,300
Gross write-offs	3	5
Loss allowance	250	186
Mortgages | Loans to customers | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	8,000	16,000
Gross write-offs	0	0
Loss allowance	3	5
Mortgages | Loans to customers | Stage 1 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 171,700	£ 164,400
Exposure ratio	91.80%	92.70%
Mortgages | Loans to customers | Stage 1 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 7,900	£ 15,900
Exposure ratio	0.00%	0.00%
Mortgages | Loans to customers | Stage 2 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 13,600	£ 11,100
Exposure ratio	7.30%	6.30%
Mortgages | Loans to customers | Stage 2 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 100	£ 100
Exposure ratio	0.00%	0.00%
Mortgages | Loans to customers | Stage 3 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 1,800	£ 1,800
Exposure ratio	0.99%	1.02%
Mortgages | Loans to customers | Stage 3 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Exposure ratio	0.00%	0.00%
Credit cards
Disclosure of credit risk exposure [line items]
Loss allowance	£ 130	£ 89
Credit cards | Loans to customers | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,500	2,400
Gross write-offs	40	39
Loss allowance	120	82
Credit cards | Loans to customers | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	10,300	9,900
Gross write-offs	0	0
Loss allowance	10	7
Credit cards | Loans to customers | Stage 1 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 2,100	£ 2,200
Exposure ratio	85.70%	90.80%
Credit cards | Loans to customers | Stage 1 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 10,200	£ 9,900
Exposure ratio	0.00%	0.00%
Credit cards | Loans to customers | Stage 2 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 300	£ 200
Exposure ratio	12.90%	7.70%
Credit cards | Loans to customers | Stage 2 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 100	£ 0
Exposure ratio	0.00%	0.00%
Credit cards | Loans to customers | Stage 3 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 100	£ 0
Exposure ratio	2.53%	2.54%
Credit cards | Loans to customers | Stage 3 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Exposure ratio	0.00%	0.00%
Other
Disclosure of credit risk exposure [line items]
Loss allowance	£ 164	£ 109
Other | Loans to customers | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	5,000	5,900
Gross write-offs	70	63
Loss allowance	134	100
Other | Loans to customers | Total Drawn | BBLS
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,500
Other | Loans to customers | Total Drawn | BBLS 100% Government Guarantee
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 2,400
Government Guarantee, percentage	100.00%
Other | Loans to customers | Total Drawn | Unsecured personal loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 2,000
Other | Loans to customers | Total Drawn | Overdrafts
Disclosure of credit risk exposure [line items]
Loans and advances to customers	500
Other | Loans to customers | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	3,500	3,500
Gross write-offs	0	0
Loss allowance	29	9
Other | Loans to customers | Stage 1 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 4,200	£ 5,200
Exposure ratio	82.80%	88.50%
Other | Loans to customers | Stage 1 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 3,100	£ 3,400
Exposure ratio	0.00%	0.00%
Other | Loans to customers | Stage 2 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 700	£ 400
Exposure ratio	13.00%	6.60%
Other | Loans to customers | Stage 2 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 300	£ 100
Exposure ratio	0.00%	0.00%
Other | Loans to customers | Stage 3 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 100	£ 300
Exposure ratio	4.30%	4.90%
Other | Loans to customers | Stage 3 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 100	£ 0
Exposure ratio	0.00%	0.00%
Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 5,384	£ 4,984
Gross write-offs	19	25
Loss allowance	67	52
Consumer Finance | Loans to customers | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	5,400	5,000
Gross write-offs	19	25
Loss allowance	£ 67	52
Lending, percentage collateralised on vehicle	84.00%
Consumer Finance | Loans to customers | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 400	300
Gross write-offs	0	0
Loss allowance	0	0
Consumer Finance | Loans to customers | Stage 1 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 5,000	£ 4,800
Exposure ratio	93.00%	95.50%
Consumer Finance | Loans to customers | Stage 1 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 400	£ 300
Exposure ratio	0.00%	0.00%
Consumer Finance | Loans to customers | Stage 2 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 400	£ 200
Exposure ratio	6.50%	4.00%
Consumer Finance | Loans to customers | Stage 2 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Exposure ratio	0.00%	0.00%
Consumer Finance | Loans to customers | Stage 3 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Exposure ratio	0.54%	0.48%
Consumer Finance | Loans to customers | Stage 3 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Exposure ratio	0.00%	0.00%
Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loss allowance	£ 393	£ 425
Corporate & Commercial Banking | Loans to customers | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	18,500	19,300
Gross write-offs	24	58
Loss allowance	362	408
Corporate & Commercial Banking | Loans to customers | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	9,700	8,100
Gross write-offs	0	0
Loss allowance	32	17
Corporate & Commercial Banking | Loans to customers | Stage 1 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 14,500	£ 13,900
Exposure ratio	78.30%	72.00%
Corporate & Commercial Banking | Loans to customers | Stage 1 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 9,300	£ 6,700
Exposure ratio	0.00%	0.00%
Corporate & Commercial Banking | Loans to customers | Stage 2 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 3,500	£ 4,600
Exposure ratio	18.80%	23.90%
Corporate & Commercial Banking | Loans to customers | Stage 2 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 400	£ 1,300
Exposure ratio	0.00%	0.00%
Corporate & Commercial Banking | Loans to customers | Stage 3 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 500	£ 800
Exposure ratio	3.08%	4.28%
Corporate & Commercial Banking | Loans to customers | Stage 3 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 100
Exposure ratio	0.00%	0.00%
Corporate Centre
Disclosure of credit risk exposure [line items]
Loss allowance	£ 0	£ 0
Corporate Centre | Loans to customers | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,200	700
Gross write-offs	0	0
Loss allowance	0	0
Corporate Centre | Loans to customers | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	0	0
Gross write-offs	0	0
Loss allowance	0	0
Corporate Centre | Loans to customers | Stage 1 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 1,200	£ 700
Exposure ratio	99.60%	99.50%
Corporate Centre | Loans to customers | Stage 1 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Exposure ratio	0.00%	0.00%
Corporate Centre | Loans to customers | Stage 2 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Exposure ratio	0.30%	0.30%
Corporate Centre | Loans to customers | Stage 2 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Exposure ratio	0.00%	0.00%
Corporate Centre | Loans to customers | Stage 3 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Exposure ratio	0.10%	0.21%
Corporate Centre | Loans to customers | Stage 3 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Exposure ratio	0.00%	0.00%